SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and Diluted Net Income (Loss) per Share (DWAC) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Denominator [Abstract]
Basic weighted average shares outstanding		100,000,000	100,000,000
Diluted weighted average shares outstanding		100,000,000	100,000,000
Basic net income (loss) per share of common stock		$ (0.58)	$ 0.51
Diluted net income (loss) per share of common stock	[1]	$ (0.58)	$ 0.51
Digital World Acquisition Corp. [Member] | Redeemable [Member]
Numerator [Abstract]
Allocation of net income (loss), as adjusted		$ (14,776,927)	$ (11,799,077)
Denominator [Abstract]
Basic weighted average shares outstanding		30,018,099	30,026,614
Diluted weighted average shares outstanding		30,018,099	30,026,614
Basic net income (loss) per share of common stock		$ (0.49)	$ (0.39)
Diluted net income (loss) per share of common stock		$ (0.49)	$ (0.39)
Digital World Acquisition Corp. [Member] | Non Redeemable [Member]
Numerator [Abstract]
Allocation of net income (loss), as adjusted		$ (7,113,714)	$ (3,843,471)
Denominator [Abstract]
Basic weighted average shares outstanding		7,187,258	7,187,500
Diluted weighted average shares outstanding		7,187,258	7,187,500
Basic net income (loss) per share of common stock		$ (0.99)	$ (0.53)
Diluted net income (loss) per share of common stock		$ (0.99)	$ (0.53)

[1]	Loss per share attributable to common stockholders for diluted calculation is based on the Basic weighted shares as these are not dilutive. The Basic and diluted loss per share attributable to common stockholders are therefore the same.